Earnings Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Weighted average number of shares attributable to antidilutive outstanding stock options not included in the calculation of diluted earnings per share	2,634	3,547	1,357